Share-Based Compensation - Schedule of Activities for Stock Options (Details) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)
Options Outstanding
Granted (in shares)	9,219	13,736	3,005
Cancelled/forfeited (in shares)	(6,249)	(5,201)	(2,539)
Employees, Directors and Non-employee Directors
Options Outstanding
Balance at the beginning of the period (in shares)	20,129	13,660	16,241
Granted (in shares)	8,639	13,489	2,829
Exercised (in shares)	(890)	(2,426)	(3,140)
Cancelled/forfeited (in shares)	(6,016)	(4,594)	(2,270)
Balance at the end of the period (in shares)	21,862	20,129	13,660	16,241
Vested and expected to vest at the end of the period (in shares)						19,819
Exercisable at the end of the period (in shares)						8,072
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share) | $ / shares	$ 0.7227	$ 1.7569	$ 1.7386
Exercise Price | $ / shares	0.5000	0.5000	0.5000		$ 0.0001
Exercised (in dollars per share) | $ / shares	0.3817	0.4529	0.2399
Cancelled/forfeited (in dollars per share) | $ / shares	0.6138	3.2215	2.1589
Balance at the end of the period (in dollars per share) | $ / shares	0.6894	$ 0.7227	$ 1.7569	$ 1.7386
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	0.6964
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 1.0128
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)	7 years 10 months 20 days	8 years 5 months 4 days	7 years 10 months 13 days	8 years 2 months 19 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life	7 years 10 months 9 days
Exercisable at the end of the period, weighted average remaining contractual life	6 years 9 months
Aggregate Intrinsic Value | ¥			$ 189,072	$ 589,871		¥ 69,878	¥ 155,018
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥						63,438
Exercisable at the end of the period, Aggregate intrinsic value | ¥						¥ 26,661
Non-employees
Options Outstanding
Balance at the beginning of the period (in shares)	250	410	410
Exercised (in shares)		(160)		(250)
Balance at the end of the period (in shares)	250	250	410	410
Vested and expected to vest at the end of the period (in shares)						250
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Exercised (in dollars per share) | $ / shares		0.0001		$ 0.0001
Balance at the end of the period (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	$ 0.0001
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)	4 years 6 months 29 days	5 years 6 months 29 days	6 years 6 months 29 days	7 years 6 months 29 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life	4 years 6 months 29 days
Exercisable at the end of the period, weighted average remaining contractual life	4 years 6 months 29 days
Aggregate Intrinsic Value | ¥			$ 8,962	$ 19,864		¥ 1,654	¥ 3,076
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥						1,654
Exercisable at the end of the period, Aggregate intrinsic value | ¥						¥ 1,654